Non-current financial assets (Tables)	6 Months Ended
Jun. 30, 2025
Non-current financial assets
Schedule of non-current financial assets

	June 30,	December 31,
	2025	2024
Security rental deposits	7,086	7,089
Total non-current financial assets	7,086	7,089